Jan. 01, 2017
Supplement dated August 31, 2017
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund	1/1/2017
On August 16, 2017, the Fund's Board of Trustees approved the addition of Manulife Asset Management (US) LLC (Manulife) to manage a portion of the Fund's assets, effective on or about September 13, 2017 (the Effective Date). Accordingly on the Effective Date, the following changes are hereby made to the Fund's prospectus and summary prospectus. Also, effective immediately, all references to Guggenheim Partners Investment Management, LLC, as disclosed in the supplement dated March 28, 2017, are hereby deleted.
On the Effective Date, the second paragraph under the subsection "Principal Investment Strategies" in the summary prospectus and the “Summary of the Fund” and “More Information About the Fund” sections of the prospectus is hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are AQR Capital Management, LLC (AQR), Manulife Asset Management (US) LLC (Manulife), TCW Investment Management Company LLC (TCW) and Water Island Capital, LLC (Water Island). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
The rest of the section remains the same.